Interests in Other Entities	6 Months Ended
Jun. 30, 2022
Investments accounted for using equity method [abstract]
Interests in Other Entities
15. INTERESTS IN OTHER ENTITIES
There have been no significant changes to the Santander UK group's interests in subsidiaries, joint ventures and unconsolidated structured entities, as set out in Note 19 to the Consolidated Financial Statements in the 2021 Annual Report.